Stockholders' Equity	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity

14.      Stockholders’ Equity

Common Stock

In October 2011, holders of $843,500 in notes payable (including $343,500 due related parties) agreed to extend the maturity of $250,000 of the notes to February 8, 2012 and the remaining balance to March 31, 2012. In consideration of these extensions, we issued 0.5 additional shares of unregistered Common Stock for each dollar invested in the offering or 421,750 additional shares of Common Stock to the holders in aggregate.

On November 3, 2011, certain convertible note holders agreed to accept 153,241 shares unregistered Common Stock (valued at $90,411) in lieu of cash for interest payments due the note holders.

In December 2011, we issued 100,000 shares of unregistered Common Stock (valued at $48,000) to Ardour Capital for services to be rendered pursuant to the Strategic Financial Advisor Agreement as of that date.

In January 2012, an employee exercised options to purchase an aggregate of 40,000 shares of Common Stock utilizing a cashless exercise feature resulting in the net issuance of 22,222 shares of Common Stock.

During the six months ended March 31, 2012, two directors and an officer agreed to accept 80,000 shares of unregistered Common of Stock (valued at $39,000) in lieu of cash for certain director’s fees and wages due the individuals.

During the six months ended March 31, 2012, several third parties agreed to accept 78,288 shares of unregistered Common Stock (valued at $38,399) in lieu of cash for consulting fees due.

Stock Options

Amortization of stock compensation expense was $67,763 and $99,401 for the three and six months ended March 31, 2012 and $41,856 and $112,952 for the three and six months ended March 31, 2011. The unamortized compensation expense at March 31, 2012 was $219,695 and will be amortized over a weighted average remaining amortizable life of approximately 2.4 years.

In January 2012, we granted options to several directors, management and other individuals to purchase an aggregate of 215,000 shares of our Common Stock at an exercise price of $0.48 per share, which represented the closing price of our stock on the date of each respective grant. The options were granted under the 2005 Stock Option Plan, have a ten-year term and vest immediately on the date of grant.  The fair value of the options at the date of grant in aggregate was $37,870, which was determined on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions; dividend yield of 0%; risk-free interest rates of approximately 1%; expected volatility based on historical trading information of 68% and expected term of 2 years.

9.         Stockholders’ Equity

Authorized Shares

On July 29, 2011 our shareholders approved an amendment to our Restated Certificate of Incorporation to increase the number of authorized shares of common stock from 60 million to 100 million shares.

Common Stock

In March 2010, a director exercised options to purchase 36,000 shares of common stock at prices ranging from $.33 to $.40 per share.

On September 2, 2010, the Board of Directors approved the issuance of 25,000 shares of unregistered common stock as restricted stock awards to a new director  as future incentive and recorded a $12,500 expense (the assigned fair value based on the closing bid price) associated with the issuance of these shares during the fiscal year ended September 30, 2010.

On September 17, 2010, the Board of Directors approved the issuance of 161,750 shares of unregistered common stock in conjunction with a debt offering to a director and officer and recorded a deferred financing expense of $72,788 (the assigned fair value based on the closing bid price). (See Note 7).

On October 17, 2010, we issued 150,000 shares of unregistered Common Stock valued at $64,500 (the assigned fair value based on the closing bid price) in conjunction with a debt offering to a third party. During February 2011 and March 2011, we issued an additional 135,000 shares of unregistered Common Stock valued at $68,250 (the assigned fair value based on the closing bid price), including 10,000 to a director in conjunction with the debt offering. On March 11, 2011, holders of $573,500 of notes agreed to extend the maturity date of their notes to the earlier of the completion of a financing of at least $3 million or six months after the original maturity date of the notes in return for the issuance of 296,750 shares of unregistered Common Stock valued at $151,343 (the assigned fair value based on the closing bid price).  (See Note 7)

During January 2011 several directors and an officer exercised options to purchase 108,667 shares of Common Stock at prices ranging from $.28 to $.45 per share.

On February 8, 2011, two directors agreed to accept 41,668 shares of unregistered Common Stock (valued at $16,667) in lieu of cash for certain director’s fees due the individuals.

During the three months ended June 30, 2011, third parties exercised options and warrants to purchase an aggregate of 190,000 shares of common stock with a portion utilizing a cashless exercise feature resulting in the net issuance of 140,888 shares of Common Stock.

1993 Stock Option Plan

The 1993 Stock Option Plan was established to provide stock options to our employees, officers, directors and consultants. This plan expired in June 2004 as it relates to new grants.

Stock options and activity under the Plan is summarized as follows:

	Year Ended September 30, 2011		Year Ended September 30, 2010
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price
Outstanding at beginning of period	72,500	$.83	72,500	$.83
Granted	—	—	—	—
Forfeited or expired	—	—	—	—
Exercised	(50,000)	.40	—	—
Outstanding at end of period	22,500	1.80	72,500.83
Exercisable at end of period	22,500	1.80	72,500.83
Reserved for future grants at end of period	—		—
Aggregate intrinsic value of exercisable options	$—		$3,000
Weighted average fair value of options granted during the period		$—		$—

Information pertaining to options outstanding under the plan at September 30, 2011 is as follows:

	Options Outstanding			Options Exercisable
		Weighted			Weighted
		Average	Weighted		Average	Weighted
		Remaining	Average		Remaining	Average
Exercise	Number	Contractual	Exercise	Number	Contractual	Exercise
Prices	Outstanding	Life	Price	Exercisable	Life	Price
$ 1.80	22,500	1 year	$ 1.80	22,500	1 year	$ 1.80

2005 Stock Option Plans

The 2005 Stock Option Plan (the “2005 Plan”) was approved by our stockholders on June 16, 2005. The options granted under the 2005 Stock Option Plan may be either options intended to qualify as “incentive stock options” under Section 422 of the Internal Revenue Code of 1986, as amended; or non-qualified stock options. In March 2010, our stockholders approved an increase to the number of shares authorized under the 2005 Plan from 3.5 million to 6 million shares.

During fiscal year 2010, we granted options to a director and several employees to purchase an aggregate of 425,000 shares of our common stock at an exercise prices ranging from $.31 to $.50 per share, which represented the closing price of our stock on the date of each respective grant. The options granted have a ten-year term and vest equally over a five-year period from the date of grant. The fair value of the options at the date of grant in aggregate was $106,254 which was determined on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions; dividend yield of 0%; risk-free interest rates ranging from 1.4% to 2.3%; expected volatility based on historical trading information ranging from 84% to 87% and expected term of 5 years.

During fiscal year 2011, we granted options to a several directors and employees to purchase an aggregate of 280,000 shares of our common stock at an exercise prices ranging from $.45 to $.80 per share, which represented the closing price of our stock on the date of each respective grant. The options granted have a ten-year term and vested immediately upon the date of grant. The fair value of the options at the date of grant in aggregate was $81,295 which was determined on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions; dividend yield of 0%; risk-free interest rates ranging from .68% to 1.05%; expected volatility based on historical trading information ranging from 74% to 81% and expected terms ranging from 2 to 3 years.

Stock options and activities under the 2005 Plan are as follows:

	Year Ended September 30, 2011		Year Ended September 30, 2010
		Weighted Average		Weighted Average
		Exercise		Exercise
	Shares	Price	Shares	Price
Outstanding at beginning of period	3,693,000	$.31	3,352,000	$.30
Granted	280,000.68		425,000.37
Forfeited or expired	—	—	(50,000)	.28
Exercised	(112,000)	.34	(34,000)	.34
Outstanding at end of period	3,861,000.34		3,693,000.31
Exercisable at end of period	2,427,800.36		1,404,600.32
Reserved for future grants	1,993,000		2,273,000
Aggregate intrinsic value of exercisable options	$1,073,130		$203,710
Aggregate intrinsic value of all options	$1,774,830		$563,960
Weighted average fair value of options granted during the period		$.29		$.25

Information pertaining to options outstanding under the plan at September 30, 2011 is as follows:

	Options Outstanding			Options Exercisable
		Weighted			Weighted
		Average	Weighted		Average	Weighted
		Remaining	Average		Remaining	Average
Exercise	Number	Contractual	Exercise	Number	Contractual	Exercise
Prices	Outstanding	Life	Price	Exercisable	Life	Price
$ 23 - .80	3,861,000	7.0 years	$ .34	2,427,800	6.7 years	$ .36

The following table summarizes activity related to non-vested options:

	Year Ended September 30, 2011
		Weighted Average
		Grant Date
	Shares	Fair Value
Non-vested at beginning of period	2,288,400	$.21
Granted	280,000.29
Forfeited, expired	—	—
Exercised	—	—
Vested	(1,135,200)	.24
Non-vested at end of period	1,433,200.21

Non -Employee Director Stock Option Plan

Under the terms of our 1996 Non-Employee Director Stock Option Plan, on a non-employee director’s initial election to the Board of Directors, they are automatically granted an option to purchase 2,000 shares of our common stock. The exercise price per share of options granted under the Non-Employee Director Stock Option Plan is 100% of the fair-market value of our common stock on the business day immediately prior to the date of the grant and is immediately exercisable for a period of ten years from the date of the grant. During fiscal year 2006, the Compensation Committee agreed to discontinue future option grants pursuant to the Non-Employee Director Stock Option Plan.

As of September 30, 2011, options to purchase 22,000 shares of our common stock are outstanding and exercisable at prices ranging from $0.51 to $1.95 and had a weighted average exercise price of $1.26 per share and a weighted average contractual life of 2.2 years.

Warrants and Other Stock Options

During fiscal year 2011, we granted options to a consultant to purchase 100,000 shares of our common stock at an exercise price of $.41 per share, which represented the closing price of our stock on the date of each respective grant. The options granted have a four year term and vest 25% immediately on the date of grant with the balance vesting equally over a three year period. The fair value of the options at the date of grant in aggregate was $22,703 which was determined on the date of grant using the Black-Scholes option-pricing model with the following assumptions; dividend yield of 0%; risk-free interest rate of .05%; expected volatility based on historical trading information of 81% and expected term of 3 years.

Information pertaining to all warrants and other stock options granted and outstanding is as follows:

	Year Ended September 30, 2011		Year Ended September 30, 2010
		Weighted Average		WeightedAverage
		Exercise		Exercise
	Shares	Price	Shares	Price
Outstanding at beginning of period	175,000	$.56	450,000	$.53
Granted	992,118.62		—	—
Forfeited,expired,repurchased	—	—	(275,000)	.51
Exercised	(150,000)	.40	—	—
Outstanding at end of period	1,017,118.65		175,000.56
Exercisable at end of period	1,017,118.65		175,000.56
Aggregate intrinsic value of exercisable options/warrants	$173,688		$9,000
Aggregate intrinsic value of all options/warrants	$173,688		$9,000
Weighted average fair value of options granted during the period		$.21		$—

	Options Outstanding			Options Exercisable
		Weighted			Weighted
		Average	Weighted		Average	Weighted
		Remaining	Average		Remaining	Average
Exercise	Number	Contractual	Exercise	Number	Contractual	Exercise
Prices	Outstanding	Life	Price	Exercisable	Life	Price
$ 0.41 - $1.51	1,017,118	4.9 years	$ .65	1,017,118	4.9 years	$ .65

Common Stock Reserved

We have reserved common stock at September 30, 2011 as follows:

Stock option plans	3,905,500
Other stock options	125,000
Other warrants	892,118
Shares issuable upon conversion of notes payable	4,072,418
8,995,036